SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Other Short-term Borrowings	$ 37,983	$ 37,963
Short-term debt, excluding current installments of long-term debt	42,360	37,963
Commercial International Bank [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	2,125
Al Ahli Bank [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 2,252